Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of The Company's Intangible Assets
The following table summarizes the Company’s intangible assets, net as of December 31, 2021 (in thousands, except years):

	Weighted- Average Remaining Contractual Life (in Years)	Gross Carrying Amount	Additions	Impairment	Accumulated Amortization	Intangible Assets, net
Acquired technologies	9.7	$23,870	$1,250	$(513)	$(9,585)	$15,022
IPR&D		20,940	—	—	—	20,940

Total		$44,810	$1,250	$(513)	$(9,585)	$35,962

The following table summarizes the Company’s intangible assets, net as of December 31, 2020 (in thousands, except years):

	Weighted-Average Remaining Contractual Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, net
Acquired technologies	11.2	$23,870	$(7,981)	$15,889
IPR&D		20,940	—	20,940

Total		$44,810	$(7,981)	$36,829

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Future amortization expense is as follows (in thousands):

Year ending December 31,
2022	$1,681
2023	1,681
2024	1,681
2025	1,681
2026	1,416
Thereafter	6,882
Total	$15,022